Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Net loss	$ (6,249,000)	$ (4,544,000)	$ (15,997,000)	$ (14,447,000)
Total [Member]
Net loss			(15,997,000)	(14,447,000)
United [Member]
Net loss			(14,868,000)	(11,294,000)
Foreign [Member]
Net loss			$ (1,129,000)	$ (3,153,000)